Cover	Mar. 07, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2023
Entity File Number	001-40678
Entity Registrant Name	EUDA Health Holdings Limited
Entity Central Index Key	0001847846
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	1 Pemimpin Drive #12-07
Entity Address, City or Town	One Pemimpin
Entity Address, Country	SG
Entity Address, Postal Zip Code	576151
City Area Code	+65
Local Phone Number	6268 6821
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares
Title of 12(b) Security	Ordinary Shares
Trading Symbol	EUDA
Security Exchange Name	NASDAQ
Redeemable Warrants
Title of 12(b) Security	Redeemable Warrants
Trading Symbol	EUDAW
Security Exchange Name	NASDAQ